Subsequent Events (Details) - USD ($)	Jul. 07, 2017	Jun. 05, 2017	May 26, 2017	May 10, 2017	Apr. 21, 2017	Oct. 25, 2017	Oct. 23, 2017	Oct. 19, 2017	Jul. 12, 2017	Jul. 11, 2017	May 15, 2017	Apr. 01, 2017	Mar. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Operating leases, future minimum payments due													$ 33,869,605
Purchase obligation												$ 75,800,000
Revolving Credit Facility
Subsequent Event [Line Items]
Remaining borrowing capacity													$ 144,149,393	$ 146,181,002
Subsequent Event
Subsequent Event [Line Items]
Operating leases, future minimum payments due											$ 28,900,000
Payments to acquire equipment					$ 4,000,000
Payments to acquire equipment				$ 3,800,000
Cash acquired from acquisition	$ 2,300,000
Long-term debt acquired	$ 1,800,000
Long-term line of credit							$ 110,000,000
Letters of credit outstanding, amount							3,500,000
Remaining borrowing capacity							$ 59,200,000
Subsequent Event | Chieftain Sand And Proppant, LLC and Chieftain Sand and Proppant Barron, LLC
Subsequent Event [Line Items]
Payments to acquire equipment			$ 36,300,000
Subsequent Event | Stingray Acquisitions
Subsequent Event [Line Items]
Consideration transferred, equity interests issued		$ 1,392,548
Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum cross default threshold									$ 15,000,000	$ 5,000,000
Contract To Aid Restoration Of Utility Infrastructure | Subsequent Event
Subsequent Event [Line Items]
Other commitment						$ 23,800,000		$ 200,000,000
Amount due upon signing of contract						$ 5,000,000		$ 15,000,000